Long Term Debt and Related Contractual Rates and Maturity Dates (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2021 USD ($)
Debt Instrument [Line Items]
Total		₨ 1,174,758.2	₨ 1,026,518.3	$ 16,061.8
Perpetual debt
Debt Instrument [Line Items]
Total		₨ 84,976.1
Subordinated debt | Subordinated Debt Other Than Perpetual Debt
Debt Instrument [Line Items]
Maturity /Call dates, start		2022	2021
Maturity /Call dates, end		2031	2030
Total		₨ 126,240.0	₨ 133,730.8	1,726.0
Subordinated debt | Perpetual debt
Debt Instrument [Line Items]
Maturity /Call dates, start		2023	2023
Maturity /Call dates, end		2030	2030
Total		₨ 84,976.1	₨ 84,972.7	$ 1,161.8
Subordinated debt | Minimum | Subordinated Debt Other Than Perpetual Debt
Debt Instrument [Line Items]
Stated interest rates		7.35%	7.56%	7.35%
Subordinated debt | Minimum | Perpetual debt
Debt Instrument [Line Items]
Stated interest rates		8.84%	8.84%	8.84%
Subordinated debt | Maximum | Subordinated Debt Other Than Perpetual Debt
Debt Instrument [Line Items]
Stated interest rates		10.20%	10.20%	10.20%
Subordinated debt | Maximum | Perpetual debt
Debt Instrument [Line Items]
Stated interest rates		9.70%	9.70%	9.70%
Others | Variable rate-(1)
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]	2022	2021
Maturity /Call dates, end	[1]	2024	2023
Total	[1]	₨ 50,935.8	₨ 59,018.7	$ 696.4
Others | Variable rate-(2)
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]	2022	2021
Maturity /Call dates, end	[1]	2025	2024
Total	[1]	₨ 97,418.0	₨ 118,083.8	1,331.9
Others | Fixed rate-(1)
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]	2022	2021
Maturity /Call dates, end	[1]	2032	2030
Total	[1]	₨ 815,188.3	₨ 630,712.3	$ 11,145.7
Others | Minimum | Variable rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	0.11%	0.80%	0.11%
Others | Minimum | Variable rate-(2)
Debt Instrument [Line Items]
Stated interest rates	[1]	5.90%	7.50%	5.90%
Others | Minimum | Fixed rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	2.80%	4.15%	2.80%
Others | Maximum | Variable rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	1.33%	2.87%	1.33%
Others | Maximum | Variable rate-(2)
Debt Instrument [Line Items]
Stated interest rates	[1]	7.75%	8.95%	7.75%
Others | Maximum | Fixed rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	9.56%	9.56%	9.56%

[1]	Variable rate (1) represent foreign currency debt. Variable rate debt is typically indexed to LIBOR, T-bill rates, Marginal cost of funds based lending rates (MCLR), among others.